TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Transfers and Servicing [Abstract]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
The following table summarizes the carrying value of interests held, which represents the Company's maximum exposure to loss related to the receivables sold, and the percentage of anticipated credit losses related to the trade accounts receivable sold. Also provided is the sensitivity of the fair value of the interests held to hypothetical adverse changes in the anticipated credit losses; amounts shown below are the corresponding hypothetical decreases in the carrying value of interests.

Interests Held at Dec 31
In millions	2018	2017
Carrying value of interests held [1]	$—	$677
Percentage of anticipated credit losses	—%	2.64%
Impact to carrying value - 10% adverse change	$—	$—
Impact to carrying value - 20% adverse change	$—	$1

1.	Included in "Accounts and notes receivable - other" in the consolidated balance sheets.

Qualitative and Quantitative Information, Transferor's Continuing Involvement
Following is an analysis of certain cash flows between the Company and the conduits:

Cash Proceeds
In millions	2018	2017	2016
Sale of receivables	$—	$1	$1
Collections reinvested in revolving receivables	$—	$21,293	$21,652
Interests in conduits [1]	$657	$9,462	$8,551

1.
Presented in "Investing Activities" in the consolidated statements of cash flows in accordance with ASU 2016-15. See Note 2 for additional information. In connection with the review and implementation of ASU 2016-15, the Company also changed the prior year value of “Interests in conduits” due to additional interpretive guidance of the required method for calculating the cash received from beneficial interests in the conduits, including additional guidance from the SEC's Office of the Chief Accountant issued in the third quarter of 2018 that indicated an entity must evaluate daily transaction activity to calculate the value of cash received from beneficial interests in conduits.

Quantitative Information about Transferred Financial Assets that have been Derecognized and Other Financial Assets Managed Together
Following is additional information related to the sale of receivables under these facilities:

Trade Accounts Receivable Sold at Dec 31
In millions	2018	2017
Delinquencies on sold receivables still outstanding	$—	$82
Trade accounts receivable outstanding and derecognized	$—	$612